INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
The following table provides information relating to fixed maturities and equity securities classified as AFS:

Available-for-Sale Securities by Classification
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
			(In Millions)
December 31, 2016
Fixed Maturity Securities:
Public corporate	$12,418	$675	$81	$13,012	$—
Private corporate	6,880	215	55	7,040	—
U.S. Treasury, government and agency	10,739	221	624	10,336	—
States and political subdivisions	432	63	2	493	—
Foreign governments	375	29	14	390	—
Commercial mortgage-backed	415	28	72	371	7
Residential mortgage-backed(1)	294	20	—	314	—
Asset-backed(2)	51	10	1	60	3
Redeemable preferred stock	519	45	10	554	—
Total Fixed Maturities	32,123	1,306	859	32,570	10
Equity securities	113	—	—	113	—
Total at December 31, 2016	$32,236	$1,306	$859	$32,683	$10
December 31, 2015:
Fixed Maturity Securities:
Public corporate	$12,890	$688	$202	$13,376	$—
Private corporate	6,818	232	124	6,926	—
U.S. Treasury, government and agency	8,800	280	305	8,775	—
States and political subdivisions	437	68	1	504	—
Foreign governments	397	36	18	415	—
Commercial mortgage-backed	591	29	87	533	9
Residential mortgage-backed(1)	608	32	—	640	—
Asset-backed(2)	68	10	1	77	3
Redeemable preferred stock	592	57	2	647	—
Total Fixed Maturities	31,201	1,432	740	31,893	12
Equity securities	34	—	2	32	—
Total at December 31, 2015	$31,235	$1,432	$742	$31,925	$12

(1)	Includes publicly traded agency pass-through securities and collateralized mortgage obligations.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

(3)	Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

Investments Classified by Contractual Maturity Date
The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturities
Contractual Maturities at December 31, 2016
	Amortized Cost	Fair Value
	(In Millions)
Due in one year or less	$1,537	$1,549
Due in years two through five	7,736	8,128
Due in years six through ten	8,898	9,005
Due after ten years	12,673	12,589
Subtotal	30,844	31,271
Commercial mortgage-backed securities	415	371
Residential mortgage-backed securities	294	314
Asset-backed securities	51	60
Redeemable preferred stocks	519	554
Total	$32,123	$32,570

Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments
The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

	December 31,
	2016	2015	2014
	(In Millions)
Proceeds from sales	$4,324	$979	$716
Gross gains on sales	$111	$33	$21
Gross losses on sales	$(58)	$(8)	$(9)
Total OTTI	$(65)	$(41)	$(72)
Non-credit losses recognized in OCI	—	—	—
Credit losses recognized in earnings (loss)	$(65)	$(41)	$(72)

Fixed Maturities Credit Loss Impairments
The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.
Fixed Maturities - Credit Loss Impairments

	2016	2015
	(In Millions)
Balances at January 1,	$(198)	$(254)
Previously recognized impairments on securities that matured, paid, prepaid or sold	73	97
Recognized impairments on securities impaired to fair value this period(1)	(17)	(11)
Impairments recognized this period on securities not previously impaired	(46)	(22)
Additional impairments this period on securities previously impaired	(2)	(8)
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—
Balances at December 31,	$(190)	$(198)

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Unrealized Gain (Loss) on Investments
Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2016	2015
	(In Millions)
AFS Securities:
Fixed maturities:
With OTTI loss	$19	$16
All other	428	676
Equity securities	—	(2)
Net Unrealized Gains (Losses)	$447	$690

Unrealized Gain (Loss) On Investments With Other Than Temporary Impairment
Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

	Net Unrealized Gain (Losses) on Investments	DAC	Policyholders Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(In Millions)
Balance, January 1, 2016	$16	$—	$(4)	$(5)	$7
Net investment gains (losses) arising during the period	(6)	—	—	—	(6)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	9	—	—	—	9
Excluded from Net earnings (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(1)	—	—	(1)
Deferred income taxes	—	—	—	2	2
Policyholders liabilities	—	—	(6)	—	(6)
Balance, December 31, 2016	$19	$(1)	$(10)	$(3)	$5
Balance, January 1, 2015	$10	$—	$—	$(4)	$6
Net investment gains (losses) arising during the period	(7)	—	—	—	(7)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	13	—	—	—	13
Excluded from Net earnings (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	—	—	—	—
Deferred income taxes	—	—	—	(1)	(1)
Policyholders liabilities	—	—	(4)	—	(4)
Balance, December 31, 2015	$16	$—	$(4)	$(5)	$7

(1)	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

Other Net Unrealized Investment Gains Losses In Accumulated Other Comprehensive Income
All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(In Millions)
Balance, January 1, 2016	$674	$(82)	$(213)	$(133)	$246
Net investment gains (losses) arising during the period	(240)	—	—	—	(240)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	(6)	—	—	—	(6)
Excluded from Net earnings (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(5)	—	—	(5)
Deferred income taxes	—	—	—	80	80
Policyholders liabilities	—	—	24	—	24
Balance, December 31, 2016	$428	$(87)	$(189)	$(53)	$99
Balance, January 1, 2015	$2,231	$(122)	$(368)	$(610)	$1,131
Net investment gains (losses) arising during the period	(1,562)	—	—	—	(1,562)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	5	—	—	—	5
Excluded from Net earnings (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	40	—	—	40
Deferred income taxes	—	—	—	477	477
Policyholders liabilities	—	—	155	—	155
Balance, December 31, 2015	$674	$(82)	$(213)	$(133)	$246

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

Schedule of Unrealized Loss on Investments
The following tables disclose the fair values and gross unrealized losses of the 794 issues at December 31, 2016 and the 810 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2016:
Fixed Maturity Securities:
Public corporate	$2,455	$75	$113	$6	$2,568	$81
Private corporate	1,483	38	277	17	1,760	55
U.S. Treasury, government and agency	5,356	624	—	—	5,356	624
States and political subdivisions	—	—	18	2	18	2
Foreign governments	73	3	49	11	122	14
Commercial mortgage-backed	66	5	171	67	237	72
Residential mortgage-backed	47	—	4	—	51	—
Asset-backed	4	—	8	1	12	1
Redeemable preferred stock	218	9	12	1	230	10
Total	$9,702	$754	$652	$105	$10,354	$859
December 31, 2015:
Fixed Maturity Securities:
Public corporate	$3,091	$129	$359	$73	$3,450	$202
Private corporate	1,926	102	184	22	2,110	124
U.S. Treasury, government and agency	3,538	305	—	—	3,538	305
States and political subdivisions	19	1	—	—	19	1
Foreign governments	73	7	39	11	112	18
Commercial mortgage-backed	67	2	261	85	328	87
Residential mortgage-backed	11	—	29	—	40	—
Asset-backed	11	—	17	1	28	1
Redeemable preferred stock	43	—	40	2	83	2
Total	$8,779	$546	$929	$194	$9,708	$740

Troubled Debt Restructuring on Financing Receivables
Troubled Debt Restructuring - Modifications
December 31, 2016

	Number	Outstanding Recorded Investment
	of Loans	Pre-Modification	Post - Modification
		(Dollars In Millions)
Commercial mortgage loans	1	$15	$15

Allowance for Credit Losses on Financing Receivable
Allowance for credit losses for mortgage loans for 2016, 2015 and 2014 are as follows:

	Commercial Mortgage Loans
	2016	2015	2014
Allowance for credit losses:	(In Millions)
Beginning Balance, January 1,	$6	$37	$42
Charge-offs	—	(32)	(14)
Recoveries	(2)	(1)	—
Provision	4	2	9
Ending Balance, December 31,	$8	$6	$37
Ending Balance, December 31,:
Individually Evaluated for Impairment	$8	$6	$37

Debt Service Coverage Ratio
The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2016 and 2015, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.
Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2016

	Debt Service Coverage Ratio
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$738	$95	$59	$56	$—	$—	$948
50% - 70%	3,217	430	673	1,100	76	—	5,496
70% - 90%	282	65	229	127	28	46	777
90% plus	—	—	28	15	—	—	43
Total Commercial Mortgage Loans	$4,237	$590	$989	$1,298	$104	$46	$7,264
Agricultural Mortgage Loans(1)
0% - 50%	$254	$138	$296	$468	$286	$49	$1,491
50% - 70%	141	57	209	333	219	45	1,004
70% - 90%	—	—	2	4	—	—	6
90% plus	—	—	—	—	—	—	—
Total Agricultural Mortgage Loans	$395	$195	$507	$805	$505	$94	$2,501
Total Mortgage Loans(1)
0% - 50%	$992	$233	$355	$524	$286	$49	$2,439
50% - 70%	3,358	487	882	1,433	295	45	6,500
70% - 90%	282	65	231	131	28	46	783
90% plus	—	—	28	15	—	—	43
Total Mortgage Loans	$4,632	$785	$1,496	$2,103	$609	$140	$9,765

(1)	The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.
Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2015

	Debt Service Coverage Ratio
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$533	$—	$102	$12	$24	$—	$671
50% - 70%	1,392	353	741	853	77	—	3,416
70% - 90%	141	—	206	134	124	46	651
90% plus	63	—	—	46	—	—	109
Total Commercial Mortgage Loans	$2,129	$353	$1,049	$1,045	$225	$46	$4,847
Agricultural Mortgage Loans(1)
0% - 50%	$204	$116	$277	$432	$256	$51	$1,336
50% - 70%	146	80	192	298	225	47	988
70% - 90%	—	—	2	4	—	—	6
90% plus	—	—	—	—	—	—	—
Total Agricultural Mortgage Loans	$350	$196	$471	$734	$481	$98	$2,330
Total Mortgage Loans(1)
0% - 50%	$737	$116	$379	$444	$280	$51	$2,007
50% - 70%	1,538	433	933	1,151	302	47	4,404
70% - 90%	141	—	208	138	124	46	657
90% plus	63	—	—	46	—	—	109
Total Mortgage Loans	$2,479	$549	$1,520	$1,779	$706	$144	$7,177

(1)	The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Age Analysis Of Past Due Mortgage Loans
The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016 and 2015, respectively.
Age Analysis of Past Due Mortgage Loan

	30-59 Days	60-89 Days	90 Days Or >	Total	Current	Total Financing Receivables	Recorded Investment Or > 90 Days and Accruing
	(In Millions)
December 31, 2016:
Commercial	$—	$—	$—	$—	$7,264	$7,264	$—
Agricultural	9	2	6	17	2,484	2,501	6
Total Mortgage Loans	$9	$2	$6	$17	$9,748	$9,765	$6
December 31, 2015:
Commercial	$—	$—	$30	$30	$4,817	$4,847	$—
Agricultural	12	7	4	23	2,307	2,330	4
Total Mortgage Loans	$12	$7	$34	$53	$7,124	$7,177	$4

Impaired Mortgage Loans
The following table provides information relating to impaired mortgage loans at December 31, 2016 and 2015, respectively.

		Impaired Mortgage Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment(1)	Interest Income Recognized
	(In Millions)
December 31, 2016:
With no related allowance recorded:
Commercial mortgage loans - other	$15	$15	$—	$22	$—
Agricultural mortgage loans	—	—	—	—	—
Total	$15	$15	$—	$22	$—
With related allowance recorded:
Commercial mortgage loans - other	$27	$27	$(8)	$48	$2
Agricultural mortgage loans	—	—	—	—	—
Total	$27	$27	$(8)	$48	$2
December 31, 2015:
With no related allowance recorded:
Commercial mortgage loans - other	$46	$46	$—	$15	$—
Agricultural mortgage loans	—	—	—	—	—
Total	$46	$46	$—	$15	$—
With related allowance recorded:
Commercial mortgage loans - other	$63	$63	$(6)	$137	$4
Agricultural mortgage loans	—	—	—	—	—
Total	$63	$63	$(6)	$137	$4

(1)	Represents a five-quarter average of recorded amortized cost.

Real Estate Investment Financial Statements, Disclosure
The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.
Derivative Instruments by Category
At or For the Year Ended December 31, 2016

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported In Earnings (Loss)
	(In Millions)
Freestanding derivatives:
Equity contracts:(1)
Futures	$5,086	$1	$1	$(826)
Swaps	3,529	13	67	(290)
Options	11,465	2,114	1,154	727
Interest rate contracts:(1)
Floors	1,500	11	—	4
Swaps	18,933	246	1,163	(224)
Futures	6,926	—	—	—
Swaptions	—	—	—	87
Credit contracts:(1)
Credit default swaps	2,757	20	15	15
Other freestanding contracts:(1)
Foreign currency Contracts	730	52	6	45
Margin	—	107	6	—
Collateral	—	712	748	—
Net investment income (loss)				(462)
Embedded derivatives:
GMIB reinsurance contracts	—	10,309	—	(261)
GIB and GWBL and other features(2)	—	—	164	(20)
SCS, SIO, MSO and IUL indexed features(3)	—	—	887	(754)
Balances, December 31, 2016	$50,926	$13,585	$4,211	$(1,497)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.

(3)
SCS and SIO indexed features are reported in Policyholders’ account balances; MSO and IUL indexed features are reported in Future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.

Schedule of Derivative Instruments
Derivative Instruments by Category
At or For the Year Ended December 31, 2015

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported In Earnings (Loss)
	(In Millions)
Freestanding derivatives:
Equity contracts:(1)
Futures	$7,089	$2	$3	$(84)
Swaps	1,359	8	21	(45)
Options	7,358	1,042	652	14
Interest rate contracts:(1)
Floors	1,800	61	—	12
Swaps	13,718	351	108	(8)
Futures	8,685	—	—	(81)
Swaptions	—	—	—	118
Credit contracts:(1)
Credit default swaps	2,442	16	38	(14)
Other freestanding contracts:(1)
Foreign currency Contracts	263	5	4	7
Net investment income (loss)				(81)
Embedded derivatives:
GMIB reinsurance contracts	—	10,570	—	(141)
GIB and GWBL and other features(2)	—	—	184	(56)
SCS, SIO, MSO and IUL indexed features(3)	—	—	310	(38)
Balances, December 31, 2015	$42,714	$12,055	$1,320	$(316)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.

(3)
SCS and SIO indexed features are reported in Policyholders’ account balances; MSO and IUL indexed features are reported in Future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.

Offsetting Assets And Liabilities
The following table presents information about the Insurance segment’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.
Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2015

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(In Millions)
ASSETS(1)
Description
Derivatives:
Equity contracts	$1,049	$673	$376
Interest rate contracts	389	104	285
Credit contracts	14	37	(23)
Total Derivatives, subject to an ISDA Master Agreement	1,452	814	638
Total Derivatives, not subject to an ISDA Master Agreement	20	—	20
Total Derivatives	1,472	814	658
Other financial instruments(2) (4)	1,271	—	1,271
Other invested assets(2)	$2,743	$814	$1,929

Securities purchased under agreement to resell	$79	$—	$79

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(In Millions)
LIABILITIES(3)
Description
Derivatives:
Equity contracts	$673	$673	$—
Interest rate contracts	104	104	—
Credit contracts	37	37	—
Total Derivatives, subject to an ISDA Master Agreement	814	814	—
Total Derivatives, not subject to an ISDA Master Agreement	—	—	—
Total Derivatives	814	814	—
Other non-financial liabilities	2,586	—	2,586
Other liabilities	$3,400	$814	$2,586

Securities sold under agreement to repurchase	$1,890	$—	$1,890

(1)	Excludes Investment Management segment’s $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.

(2)	Includes $141 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets.

(3)	Excludes Investment Management segment’s $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.

(4)	Includes margin of $(2) million related to derivative instruments.
The following table presents information about the Insurance Segment’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.
Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2016

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(In Millions)
ASSETS(1)
Description
Derivatives:
Equity contracts	$2,128	$1,219	$909
Interest rate contracts	253	1,162	(909)
Credit contracts	20	14	6
Currency	48	1	47
Margin	107	6	101
Collateral	712	747	(35)
Total Derivatives, subject to an ISDA Master Agreement	3,268	3,149	119
Total Derivatives, not subject to an ISDA Master Agreement	4	—	4
Total Derivatives	3,272	3,149	123
Other financial instruments	2,063	—	2,063
Other invested assets	$5,335	$3,149	$2,186

Securities purchased under agreement to resell	$—	—	$—

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(In Millions)
LIABILITIES(2)
Description
Derivatives:
Equity contracts	$1,219	$1,219	$—
Interest rate contracts	1,162	1,162	—
Credit contracts	14	14	—
Currency	1	1	—
Margin	6	6	—
Collateral	747	747	—
Total Derivatives, subject to an ISDA Master Agreement	3,149	3,149	—
Total Derivatives, not subject to an ISDA Master Agreement	—	—	—
Total Derivatives	3,149	3,149	—
Other non-financial liabilities	2,108	—	2,108
Other liabilities	$5,257	$3,149	$2,108

Securities sold under agreement to repurchase(3)	$1,992	$—	$1,992

(1)
Excludes Investment Management segment’s $13 million net derivative assets (including derivative assets of consolidated VIEs), $3 million long exchange traded options and $83 million of securities borrowed.

(2)	Excludes Investment Management segment’s $11 million net derivative liabilities (including derivative liabilities of consolidated VIEs), $1 million short exchange traded options.

(3)	Excludes expense of $4 million in securities sold under agreement to repurchase.

Collateral Arrangements By Counterparty Not Offset In Consolidated Balance Sheets
The following table presents information about the Insurance segment’s gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.
Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
At December 31, 2015

	Net Amounts Presented in the Balance Sheets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(In Millions)
ASSETS(1)
Counterparty A	$52	$—	$(52)	$—
Counterparty B	9	—	(7)	2
Counterparty C	61	—	(58)	3
Counterparty D	222	—	(218)	4
Counterparty E	53	—	(53)	—
Counterparty F	(2)	—	2	—
Counterparty G	129	—	(129)	—
Counterparty H	16	(11)	(5)	—
Counterparty I	44	—	(39)	5
Counterparty J	19	—	(13)	6
Counterparty K	17	—	(17)	—
Counterparty L	7	—	(7)	—
Counterparty M	11	—	(10)	1
Counterparty N	20	—	—	20
Counterparty Q	—	—	—	—
Counterparty T	(3)	—	3	—
Counterparty U	—	—	1	1
Counterparty V	3	—	(3)	—
Total Derivatives	$658	$(11)	$(605)	$42
Other financial instruments(2) (4)	1,271	—	—	1,271
Other invested assets(2)	$1,929	$(11)	$(605)	$1,313

Counterparty M	$28	$(28)	$—	$—
Counterparty V	$51	$(51)	$—	$—
Securities purchased under agreement to resell	$79	$(79)	$—	$—
LIABILITIES(3)

Counterparty D	$234	$(234)	$—	—
Counterparty C	1,033	(1,016)	(17)	—
Counterparty M	623	(611)	(12)	—
Securities sold under agreement to repurchase	$1,890	$(1,861)	$(29)	$—

(1)	Excludes Investment Management segment’s cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.

(2)	Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets.

(3)	Excludes Investment Management segment’s cash collateral pledged of $12 million related to derivative liabilities and $10 million related to securities loaned.

(4)	Includes margin of $(2) million related to derivative instruments.
The following table presents information about the Insurance segment’s gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016.
Collateral Amounts Offset in the Consolidated Balance Sheets
At December 31, 2016

	Fair Value of Assets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(In Millions)
ASSETS(1)
Counterparty A	$46	$—	$(48)	$(2)
Counterparty B	(128)	—	132	4
Counterparty C	(116)	—	138	22
Counterparty D	182	—	(176)	6
Counterparty E	(65)	—	83	18
Counterparty F	(3)	—	16	13
Counterparty G	219	—	(214)	5
Counterparty H	104	—	(110)	(6)
Counterparty I	(188)	—	203	15
Counterparty J	(93)	—	115	22
Counterparty K	92	—	(96)	(4)
Counterparty L	(3)	—	3	—
Counterparty M	(105)	—	120	15
Counterparty N	4	—	—	4
Counterparty Q	10	—	(11)	(1)
Counterparty T	—	—	2	2
Counterparty U	1	—	10	11
Counterparty V	96	—	(101)	(5)
Total Derivatives	$53	$—	$66	$119
Other financial instruments	2,067	—	—	2,067
Other invested assets	$2,120	$—	$66	$2,186

	Net Amounts Presented in the Balance Sheets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(In Millions)
LIABILITIES(2)
Counterparty D	$767	$(767)	$—	—
Counterparty M	410	(410)	—	—
Counterparty C	302	(296)	(2)	4
Counterparty W	513	(513)	—	—
Securities sold under agreement to repurchase(3)	$1,992	$(1,986)	$(2)	$4

(1)
Excludes Investment Management segment’s cash collateral received of $1 million related to derivative assets (including those related to derivative assets of consolidated VIEs) and $83 million related to securities borrowed.

(2)	Excludes Investment Management segment’s cash collateral pledged of $8 million related to derivative liabilities (including those related to derivative liabilities of consolidated VIEs).

(3)	Excludes expense of $4 million in securities sold under agreement to repurchase.

Transfer Of Financial Assets Accounted For As Sales
The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

Repurchase Agreement Accounted for as Secured Borrowings(1)

	At December 31, 2016
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
		(In Millions)
Securities sold under agreement to repurchase(2)
U.S. Treasury and agency securities	$—	$1,992	$—	$—	$1,992
Total	$—	$1,992	$—	$—	$1,992

(1)	Excludes Investment Management segment’s $83 million of securities borrowed.
Repurchase Agreement Accounted for as Secured Borrowings(1)

	At December 31, 2015
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
		(In Millions)
Securities sold under agreement to repurchase
U.S. Treasury and agency securities	$—	$1,865	$25	$—	$1,890
Total	$—	$1,865	$25	$—	$1,890
Securities purchased under agreement to resell
Corporate securities	$—	$79	$—	$—	$79
Total	$—	$79	$—	$—	$79

(1)	Excludes Investment Management segment’s $75 million of securities borrowed and $10 million of securities loaned.

Investment Income
The following table breaks out Net investment income (loss) by asset category:

	2016	2015	2014
	(In Millions)
Fixed maturities	$1,418	$1,420	$1,431
Mortgage loans on real estate	461	338	306
Repurchase agreement	1	1	—
Other equity investments	170	84	200
Policy loans	210	213	216
Derivative investments	(462)	(81)	1,605
Trading securities	80	17	63
Other investment income	44	40	49
Gross investment income (loss)	1,922	2,032	3,870
Investment expenses	(66)	(56)	(55)
Net Investment Income (Loss)	$1,856	$1,976	$3,815

Trading Securities
Net Investment Income (Loss) from Trading Securities

	Twelve Months Ended
	December 31, 2016	December 31, 2015	December 31, 2014
	(In Millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$(19)	$(63)	$—
Net investment gains (losses) recognized on securities sold during the period	(22)	20	22
Unrealized and realized gains (losses) on trading securities	(41)	(43)	22
Interest and dividend income from trading securities	121	60	41
Net investment income (loss) from trading securities	$80	$17	$63

Investment Gains Losses Net Including Changes In Valuation Allowances
Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	2016	2015	2014
	(In Millions)
Fixed maturities	$(3)	$(17)	$(54)
Mortgage loans on real estate	(2)	(1)	(3)
Other equity investments	(2)	(5)	(2)
Other	23	3	1
Investment Gains (Losses), Net	$16	$(20)	$(58)